Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Parties [Abstract]
Schedule of transactions arose with related parties
Transaction	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Short term employee benefits *	2,185	1,825	1,182
Social benefits costs	148	139	118
Share based compensation) Employees)	3,823	237	1,644
Share based compensation) Directors)	1,854	127	395

*	Represent base salary, bonuses, and car allowance expenses.

Schedule of liabilities to related parties
Name	December 31, 2022	December 31, 2021	December 31, 2020

Key management personnel	71	77	604
Loans from major shareholder	1,015	-	272